Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GOLDMAN SACHS TRUST
Entity Central Index Key	0000822977
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000025615
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Income Builder Fund
Class Name	Class A
Trading Symbol	GSBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Income Builder Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$87	0.79%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. equity and fixed income markets were volatile but broadly generated gains as inflation eased and the Federal Reserve began cutting interest rates. Further boosting investor sentiment was optimism about an economic soft landing, favorable corporate earnings reports, improved equity market breadth and AI excitement.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A (including sales charges)	Russell 1000® Value Index	ICE BofAML BB to B U.S. High Yield Constrained Index	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
10/14	$9,450	$10,000	$10,000	$10,000	$10,000
10/15	$9,384	$10,053	$9,940	$10,520	$10,196
10/16	$9,669	$10,693	$10,827	$10,994	$10,642
10/17	$10,560	$12,595	$11,721	$13,593	$10,737
10/18	$10,451	$12,977	$11,760	$14,591	$10,517
10/19	$11,845	$14,432	$12,918	$16,681	$11,728
10/20	$12,117	$13,340	$13,343	$18,301	$12,454
10/21	$14,408	$19,178	$14,551	$26,155	$12,394
10/22	$12,918	$17,836	$12,960	$22,334	$10,451
10/23	$13,215	$17,860	$13,664	$24,599	$10,488
10/24	$15,982	$23,392	$15,705	$33,950	$11,593

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A excluding sales charges	20.94%	6.17%	5.39%
Class A including sales charges	14.30%	4.97%	4.80%
Russell 1000® Value Index	30.98%	10.13%	8.86%
ICE BofAML BB to B U.S. High Yield Constrained Index	14.94%	3.98%	4.61%
S&P 500® Index	38.02%	15.25%	12.99%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

AssetsNet	$ 2,484,821,905
Holdings Count | Holding	816
Advisory Fees Paid, Amount	$ 9,798,671
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of October 31, 2024)
Total Net Assets	$2,484,821,905
# of Portfolio Holdings	816
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid	$9,798,671

Holdings [Text Block]

Sector Allocation (%)

Banks	8.5%
Pipelines	4.4%
Insurance	3.4%
Software	3.3%
Media	3.1%
Oil Field Services	3.1%
Pharmaceuticals	2.8%
Diversified Financial Services	2.7%
Oil, Gas & Consumable Fuels	2.4%
Other	64.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025617
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Income Builder Fund
Class Name	Class C
Trading Symbol	GSBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Income Builder Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$169	1.54%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. equity and fixed income markets were volatile but broadly generated gains as inflation eased and the Federal Reserve began cutting interest rates. Further boosting investor sentiment was optimism about an economic soft landing, favorable corporate earnings reports, improved equity market breadth and AI excitement.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C (including sales charges)	Russell 1000® Value Index	ICE BofAML BB to B U.S. High Yield Constrained Index	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
10/14	$9,900	$10,000	$10,000	$10,000	$10,000
10/15	$9,757	$10,053	$9,940	$10,520	$10,196
10/16	$9,977	$10,693	$10,827	$10,994	$10,642
10/17	$10,816	$12,595	$11,721	$13,593	$10,737
10/18	$10,628	$12,977	$11,760	$14,591	$10,517
10/19	$11,950	$14,432	$12,918	$16,681	$11,728
10/20	$12,138	$13,340	$13,343	$18,301	$12,454
10/21	$14,324	$19,178	$14,551	$26,155	$12,394
10/22	$12,749	$17,836	$12,960	$22,334	$10,451
10/23	$12,943	$17,860	$13,664	$24,599	$10,488
10/24	$15,532	$23,392	$15,705	$33,950	$11,595

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C excluding sales charges	20.00%	5.38%	4.60%
Class C including sales charges	18.96%	5.38%	4.60%
Russell 1000® Value Index	30.98%	10.13%	8.86%
ICE BofAML BB to B U.S. High Yield Constrained Index	14.94%	3.98%	4.61%
S&P 500® Index	38.02%	15.25%	12.99%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

AssetsNet	$ 2,484,821,905
Holdings Count | Holding	816
Advisory Fees Paid, Amount	$ 9,798,671
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of October 31, 2024)
Total Net Assets	$2,484,821,905
# of Portfolio Holdings	816
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid	$9,798,671

Holdings [Text Block]

Sector Allocation (%)

Banks	8.5%
Pipelines	4.4%
Insurance	3.4%
Software	3.3%
Media	3.1%
Oil Field Services	3.1%
Pharmaceuticals	2.8%
Diversified Financial Services	2.7%
Oil, Gas & Consumable Fuels	2.4%
Other	64.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201720
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Income Builder Fund
Class Name	Class P
Trading Symbol	GGKPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Income Builder Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$50	0.45%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. equity and fixed income markets were volatile but broadly generated gains as inflation eased and the Federal Reserve began cutting interest rates. Further boosting investor sentiment was optimism about an economic soft landing, favorable corporate earnings reports, improved equity market breadth and AI excitement.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Russell 1000® Value Index	ICE BofAML BB to B U.S. High Yield Constrained Index	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
04/18	$10,000	$10,000	$10,000	$10,000	$10,000
10/18	$9,882	$9,999	$10,098	$18,334	$9,927
10/19	$11,243	$11,120	$11,091	$15,655	$11,070
10/20	$11,546	$10,279	$11,457	$17,243	$11,755
10/21	$13,776	$14,777	$12,494	$23,798	$11,698
10/22	$12,391	$13,743	$11,128	$15,655	$9,864
10/23	$12,716	$13,761	$11,732	$17,243	$9,900
10/24	$15,436	$18,024	$13,484	$23,798	$10,943

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/16/18
Class P	21.39%	6.54%	6.85%
Russell 1000® Value Index	30.98%	10.13%	9.94%
ICE BofAML BB to B U.S. High Yield Constrained Index	14.94%	3.98%	4.67%
S&P 500® Index	38.02%	15.25%	14.15%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.38%

Performance Inception Date	Apr. 16, 2018
AssetsNet	$ 2,484,821,905
Holdings Count | Holding	816
Advisory Fees Paid, Amount	$ 9,798,671
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of October 31, 2024)
Total Net Assets	$2,484,821,905
# of Portfolio Holdings	816
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid	$9,798,671

Holdings [Text Block]

Sector Allocation (%)

Banks	8.5%
Pipelines	4.4%
Insurance	3.4%
Software	3.3%
Media	3.1%
Oil Field Services	3.1%
Pharmaceuticals	2.8%
Diversified Financial Services	2.7%
Oil, Gas & Consumable Fuels	2.4%
Other	64.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161511
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Income Builder Fund
Class Name	Class R6
Trading Symbol	GSBUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Income Builder Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$50	0.45%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. equity and fixed income markets were volatile but broadly generated gains as inflation eased and the Federal Reserve began cutting interest rates. Further boosting investor sentiment was optimism about an economic soft landing, favorable corporate earnings reports, improved equity market breadth and AI excitement.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Russell 1000® Value Index	ICE BofAML BB to B U.S. High Yield Constrained Index	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
07/15	$10,000	$10,000	$10,000	$10,000	$10,000
10/15	$9,837	$9,809	$9,889	$9,937	$10,055
10/16	$10,170	$10,434	$10,771	$10,385	$10,494
10/17	$11,156	$12,289	$11,660	$12,840	$10,589
10/18	$11,087	$12,662	$11,700	$13,783	$10,372
10/19	$12,608	$14,081	$12,851	$15,757	$11,566
10/20	$12,948	$13,016	$13,274	$17,287	$12,281
10/21	$15,454	$18,712	$14,476	$24,706	$12,223
10/22	$13,901	$17,402	$12,893	$21,096	$10,306
10/23	$14,265	$17,426	$13,594	$23,236	$10,343
10/24	$17,309	$22,823	$15,624	$32,070	$11,433

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 7/31/15
Class R6	21.34%	6.54%	6.10%
Russell 1000® Value Index	30.98%	10.13%	9.32%
ICE BofAML BB to B U.S. High Yield Constrained Index	14.94%	3.98%	4.94%
S&P 500® Index	38.02%	15.25%	13.41%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.46%

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 2,484,821,905
Holdings Count | Holding	816
Advisory Fees Paid, Amount	$ 9,798,671
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of October 31, 2024)
Total Net Assets	$2,484,821,905
# of Portfolio Holdings	816
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid	$9,798,671

Holdings [Text Block]

Sector Allocation (%)

Banks	8.5%
Pipelines	4.4%
Insurance	3.4%
Software	3.3%
Media	3.1%
Oil Field Services	3.1%
Pharmaceuticals	2.8%
Diversified Financial Services	2.7%
Oil, Gas & Consumable Fuels	2.4%
Other	64.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025613
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Income Builder Fund
Class Name	Institutional Class
Trading Symbol	GSBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Income Builder Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$51	0.46%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. equity and fixed income markets were volatile but broadly generated gains as inflation eased and the Federal Reserve began cutting interest rates. Further boosting investor sentiment was optimism about an economic soft landing, favorable corporate earnings reports, improved equity market breadth and AI excitement.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	S&P 500® Index	ICE BofAML BB to B U.S. High Yield Constrained Index	Russell 1000® Value Index	Bloomberg U.S. Aggregate Bond Index
10/14	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
10/15	$997,500	$1,051,995	$994,000	$1,005,293	$1,019,600
10/16	$1,031,714	$1,099,431	$1,082,692	$1,069,338	$1,064,157
10/17	$1,131,172	$1,359,252	$1,172,057	$1,259,476	$1,073,734
10/18	$1,124,045	$1,459,106	$1,176,000	$1,297,700	$1,051,722
10/19	$1,278,714	$1,668,140	$1,291,756	$1,443,212	$1,172,776
10/20	$1,313,111	$1,830,125	$1,334,286	$1,334,028	$1,245,370
10/21	$1,566,410	$2,615,504	$1,455,076	$1,917,755	$1,239,393
10/22	$1,409,456	$2,233,351	$1,295,955	$1,783,566	$1,045,056
10/23	$1,446,243	$2,459,876	$1,366,379	$1,785,954	$1,048,818
10/24	$1,754,582	$3,395,049	$1,570,457	$2,339,179	$1,159,468

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Shares	21.32%	6.53%	5.78%
Russell 1000® Value Index	30.98%	10.13%	8.86%
ICE BofAML BB to B U.S. High Yield Constrained Index	14.94%	3.98%	4.61%
S&P 500® Index	38.02%	15.25%	12.99%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

AssetsNet	$ 2,484,821,905
Holdings Count | Holding	816
Advisory Fees Paid, Amount	$ 9,798,671
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of October 31, 2024)
Total Net Assets	$2,484,821,905
# of Portfolio Holdings	816
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid	$9,798,671

Holdings [Text Block]

Sector Allocation (%)

Banks	8.5%
Pipelines	4.4%
Insurance	3.4%
Software	3.3%
Media	3.1%
Oil Field Services	3.1%
Pharmaceuticals	2.8%
Diversified Financial Services	2.7%
Oil, Gas & Consumable Fuels	2.4%
Other	64.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000091959
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Income Builder Fund
Class Name	Investor Class
Trading Symbol	GKIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Income Builder Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$60	0.54%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. equity and fixed income markets were volatile but broadly generated gains as inflation eased and the Federal Reserve began cutting interest rates. Further boosting investor sentiment was optimism about an economic soft landing, favorable corporate earnings reports, improved equity market breadth and AI excitement.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	Russell 1000® Value Index	ICE BofAML BB to B U.S. High Yield Constrained Index	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
10/14	$10,000	$10,000	$10,000	$10,000	$10,000
10/15	$9,955	$10,053	$9,940	$10,520	$10,196
10/16	$10,283	$10,693	$10,827	$10,994	$10,642
10/17	$11,260	$12,595	$11,721	$13,593	$10,737
10/18	$11,174	$12,977	$11,760	$14,591	$10,517
10/19	$12,692	$14,432	$12,918	$16,681	$11,728
10/20	$13,015	$13,340	$13,343	$18,301	$12,454
10/21	$15,516	$19,178	$14,551	$26,155	$12,394
10/22	$13,950	$17,836	$12,960	$22,334	$10,451
10/23	$14,298	$17,860	$13,664	$24,599	$10,488
10/24	$17,339	$23,392	$15,705	$33,950	$11,595

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Shares	21.27%	6.43%	5.65%
Russell 1000® Value Index	30.98%	10.13%	8.86%
ICE BofAML BB to B U.S. High Yield Constrained Index	14.94%	3.98%	4.61%
S&P 500® Index	38.02%	15.25%	12.99%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

AssetsNet	$ 2,484,821,905
Holdings Count | Holding	816
Advisory Fees Paid, Amount	$ 9,798,671
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of October 31, 2024)
Total Net Assets	$2,484,821,905
# of Portfolio Holdings	816
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid	$9,798,671

Holdings [Text Block]

Sector Allocation (%)

Banks	8.5%
Pipelines	4.4%
Insurance	3.4%
Software	3.3%
Media	3.1%
Oil Field Services	3.1%
Pharmaceuticals	2.8%
Diversified Financial Services	2.7%
Oil, Gas & Consumable Fuels	2.4%
Other	64.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000110562
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Rising Dividend Growth Fund
Class Name	Class A
Trading Symbol	GSRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$115	1.01%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid a soft economic landing, disinflation, better market breadth, AI excitement and a Fed shift to monetary policy easing beginning September 2024. Energy-related equities lagged but performed well given supportive commodity prices and effective management teams.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A (including sales charges)	S&P 500® Index
10/14	$9,450	$10,000
10/15	$9,287	$10,520
10/16	$8,942	$10,994
10/17	$10,604	$13,592
10/18	$11,269	$14,591
10/19	$12,442	$16,682
10/20	$12,218	$18,302
10/21	$17,946	$26,156
10/22	$17,051	$22,334
10/23	$17,683	$24,599
10/24	$22,681	$33,952

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A excluding sales charges	28.26%	12.74%	9.14%
Class A including sales charges	21.23%	11.48%	8.52%
S&P 500® Index	38.02%	15.25%	12.99%

AssetsNet	$ 479,296,685
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 3,144,106
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of October 31, 2024)
Total Net Assets	$479,296,685
# of Portfolio Holdings	117
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$3,144,106

Holdings [Text Block]

Sector Allocation (%)

Information Technology	27.2%
Energy	15.0%
Financials	11.7%
Health Care	9.8%
Consumer Discretionary	8.5%
Industrials	7.5%
Communication Services	6.5%
Consumer Staples	4.8%
Utilities	2.3%
Other	6.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000110563
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Rising Dividend Growth Fund
Class Name	Class C
Trading Symbol	GSRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$200	1.76%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid a soft economic landing, disinflation, better market breadth, AI excitement and a Fed shift to monetary policy easing beginning September 2024. Energy-related equities lagged but performed well given supportive commodity prices and effective management teams.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C (including sales charges)	S&P 500® Index
10/14	$9,900	$10,000
10/15	$9,658	$10,520
10/16	$9,229	$10,994
10/17	$10,860	$13,592
10/18	$11,456	$14,591
10/19	$12,551	$16,682
10/20	$12,236	$18,302
10/21	$17,832	$26,156
10/22	$16,825	$22,334
10/23	$17,313	$24,599
10/24	$22,041	$33,952

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C excluding sales charges	27.31%	11.91%	8.32%
Class C including sales charges	26.25%	11.91%	8.32%
S&P 500® Index	38.02%	15.25%	12.99%

AssetsNet	$ 479,296,685
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 3,144,106
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of October 31, 2024)
Total Net Assets	$479,296,685
# of Portfolio Holdings	117
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$3,144,106

Holdings [Text Block]

Sector Allocation (%)

Information Technology	27.2%
Energy	15.0%
Financials	11.7%
Health Care	9.8%
Consumer Discretionary	8.5%
Industrials	7.5%
Communication Services	6.5%
Consumer Staples	4.8%
Utilities	2.3%
Other	6.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201721
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Rising Dividend Growth Fund
Class Name	Class P
Trading Symbol	GMHPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$78	0.68%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid a soft economic landing, disinflation, better market breadth, AI excitement and a Fed shift to monetary policy easing beginning September 2024. Energy-related equities lagged but performed well given supportive commodity prices and effective management teams.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	S&P 500® Index
04/18	$10,000	$10,000
10/18	$10,103	$10,228
10/19	$11,200	$11,694
10/20	$11,036	$12,829
10/21	$16,241	$18,334
10/22	$15,491	$15,655
10/23	$16,113	$17,243
10/24	$20,741	$23,799

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/16/18
Class P	28.72%	13.10%	11.78%
S&P 500® Index	38.02%	15.25%	14.15%

Performance Inception Date	Apr. 16, 2018
AssetsNet	$ 479,296,685
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 3,144,106
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of October 31, 2024)
Total Net Assets	$479,296,685
# of Portfolio Holdings	117
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$3,144,106

Holdings [Text Block]

Sector Allocation (%)

Information Technology	27.2%
Energy	15.0%
Financials	11.7%
Health Care	9.8%
Consumer Discretionary	8.5%
Industrials	7.5%
Communication Services	6.5%
Consumer Staples	4.8%
Utilities	2.3%
Other	6.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000110566
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Rising Dividend Growth Fund
Class Name	Class R
Trading Symbol	GSRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$144	1.26%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid a soft economic landing, disinflation, better market breadth, AI excitement and a Fed shift to monetary policy easing beginning September 2024. Energy-related equities lagged but performed well given supportive commodity prices and effective management teams.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	S&P 500® Index
10/14	$10,000	$10,000
10/15	$9,800	$10,520
10/16	$9,411	$10,994
10/17	$11,130	$13,592
10/18	$11,806	$14,591
10/19	$12,996	$16,682
10/20	$12,735	$18,302
10/21	$18,641	$26,156
10/22	$17,690	$22,334
10/23	$18,294	$24,599
10/24	$23,405	$33,952

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R	27.94%	12.47%	8.87%
S&P 500® Index	38.02%	15.25%	12.99%

AssetsNet	$ 479,296,685
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 3,144,106
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of October 31, 2024)
Total Net Assets	$479,296,685
# of Portfolio Holdings	117
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$3,144,106

Holdings [Text Block]

Sector Allocation (%)

Information Technology	27.2%
Energy	15.0%
Financials	11.7%
Health Care	9.8%
Consumer Discretionary	8.5%
Industrials	7.5%
Communication Services	6.5%
Consumer Staples	4.8%
Utilities	2.3%
Other	6.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000198933
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Rising Dividend Growth Fund
Class Name	Class R6
Trading Symbol	GSRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$78	0.68%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid a soft economic landing, disinflation, better market breadth, AI excitement and a Fed shift to monetary policy easing beginning September 2024. Energy-related equities lagged but performed well given supportive commodity prices and effective management teams.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	S&P 500® Index
02/18	$10,000	$10,000
10/18	$10,154	$10,116
10/19	$11,249	$11,566
10/20	$11,083	$12,689
10/21	$16,317	$18,133
10/22	$15,563	$15,484
10/23	$16,190	$17,054
10/24	$20,845	$23,538

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 2/28/18
Class R6	28.75%	13.11%	11.63%
S&P 500® Index	38.02%	15.25%	13.67%

Performance Inception Date	Feb. 28, 2018
AssetsNet	$ 479,296,685
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 3,144,106
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of October 31, 2024)
Total Net Assets	$479,296,685
# of Portfolio Holdings	117
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$3,144,106

Holdings [Text Block]

Sector Allocation (%)

Information Technology	27.2%
Energy	15.0%
Financials	11.7%
Health Care	9.8%
Consumer Discretionary	8.5%
Industrials	7.5%
Communication Services	6.5%
Consumer Staples	4.8%
Utilities	2.3%
Other	6.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000110564
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Rising Dividend Growth Fund
Class Name	Institutional Class
Trading Symbol	GSRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$79	0.69%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid a soft economic landing, disinflation, better market breadth, AI excitement and a Fed shift to monetary policy easing beginning September 2024. Energy-related equities lagged but performed well given supportive commodity prices and effective management teams.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	S&P 500® Index
10/14	$1,000,000	$1,000,000
10/15	$987,100	$1,052,000
10/16	$953,933	$1,099,445
10/17	$1,135,276	$1,359,244
10/18	$1,211,907	$1,459,149
10/19	$1,343,399	$1,668,245
10/20	$1,323,651	$1,830,231
10/21	$1,947,885	$2,615,583
10/22	$1,857,893	$2,233,447
10/23	$1,932,580	$2,459,918
10/24	$2,487,424	$3,395,179

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Shares	28.71%	13.10%	9.53%
S&P 500® Index	38.02%	15.25%	12.99%

AssetsNet	$ 479,296,685
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 3,144,106
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of October 31, 2024)
Total Net Assets	$479,296,685
# of Portfolio Holdings	117
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$3,144,106

Holdings [Text Block]

Sector Allocation (%)

Information Technology	27.2%
Energy	15.0%
Financials	11.7%
Health Care	9.8%
Consumer Discretionary	8.5%
Industrials	7.5%
Communication Services	6.5%
Consumer Staples	4.8%
Utilities	2.3%
Other	6.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000110565
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Rising Dividend Growth Fund
Class Name	Investor Class
Trading Symbol	GSRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$87	0.76%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid a soft economic landing, disinflation, better market breadth, AI excitement and a Fed shift to monetary policy easing beginning September 2024. Energy-related equities lagged but performed well given supportive commodity prices and effective management teams.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	S&P 500® Index
10/14	$10,000	$10,000
10/15	$9,851	$10,520
10/16	$9,510	$10,994
10/17	$11,303	$13,592
10/18	$12,044	$14,591
10/19	$13,337	$16,682
10/20	$13,130	$18,302
10/21	$19,313	$26,156
10/22	$18,405	$22,334
10/23	$19,132	$24,599
10/24	$24,606	$33,952

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Shares	28.61%	13.02%	9.41%
S&P 500® Index	38.02%	15.25%	12.99%

AssetsNet	$ 479,296,685
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 3,144,106
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of October 31, 2024)
Total Net Assets	$479,296,685
# of Portfolio Holdings	117
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$3,144,106

Holdings [Text Block]

Sector Allocation (%)

Information Technology	27.2%
Energy	15.0%
Financials	11.7%
Health Care	9.8%
Consumer Discretionary	8.5%
Industrials	7.5%
Communication Services	6.5%
Consumer Staples	4.8%
Utilities	2.3%
Other	6.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs